Financial risk management (Details) - Schedule of assumptions and scenarios - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Maturity Date [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Soybean
Price	R$/bag
Market	CBOT
Maturity	Feb. 14, 2023
Probable scenario	$ 167.84
Devaluation in reais R$ Scenario I - 25%	125.88
Devaluation in reais R$ Scenario II - 50%	83.92
Appreciation in Reais R$ Scenario III + 25%	209.8
Appreciation in Reais R$ Scenario IV+ 50%	$ 251.76
Maturity Date One [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Soybean
Price	R$/bag
Market	CBOT
Maturity	Feb. 24, 2023
Probable scenario	$ 167.84
Devaluation in reais R$ Scenario I - 25%	125.88
Devaluation in reais R$ Scenario II - 50%	83.92
Appreciation in Reais R$ Scenario III + 25%	209.8
Appreciation in Reais R$ Scenario IV+ 50%	$ 251.76
Maturity Date Two [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Soybean
Price	R$/bag
Market	CBOT
Maturity	Feb. 27, 2023
Probable scenario	$ 167.84
Devaluation in reais R$ Scenario I - 25%	125.88
Devaluation in reais R$ Scenario II - 50%	83.92
Appreciation in Reais R$ Scenario III + 25%	209.8
Appreciation in Reais R$ Scenario IV+ 50%	$ 251.76
Maturity Date Three [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Soybean
Price	R$/bag
Market	CBOT
Maturity	Feb. 28, 2023
Probable scenario	$ 167.84
Devaluation in reais R$ Scenario I - 25%	125.88
Devaluation in reais R$ Scenario II - 50%	83.92
Appreciation in Reais R$ Scenario III + 25%	209.8
Appreciation in Reais R$ Scenario IV+ 50%	$ 251.76
Maturity Date Four [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Soybean
Price	R$/bag
Market	CBOT
Maturity	Jun. 30, 2023
Probable scenario	$ 166.88
Devaluation in reais R$ Scenario I - 25%	125.16
Devaluation in reais R$ Scenario II - 50%	83.44
Appreciation in Reais R$ Scenario III + 25%	208.6
Appreciation in Reais R$ Scenario IV+ 50%	$ 250.32
Maturity Date Five [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Soybean
Price	R$/bag
Market	CBOT
Maturity	Apr. 28, 2023
Probable scenario	$ 167.49
Devaluation in reais R$ Scenario I - 25%	125.62
Devaluation in reais R$ Scenario II - 50%	83.75
Appreciation in Reais R$ Scenario III + 25%	209.36
Appreciation in Reais R$ Scenario IV+ 50%	$ 251.24
Maturity Date Seven [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Cotton
Price	R$/arroba
Market	CBOT
Maturity	Nov. 11, 2022
Probable scenario	$ 171.19
Devaluation in reais R$ Scenario I - 25%	128.39
Devaluation in reais R$ Scenario II - 50%	85.6
Appreciation in Reais R$ Scenario III + 25%	213.99
Appreciation in Reais R$ Scenario IV+ 50%	$ 256.79
Maturity Date eight [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Cotton
Price	R$/arroba
Market	CBOT
Maturity	Nov. 16, 2022
Probable scenario	$ 171.19
Devaluation in reais R$ Scenario I - 25%	128.39
Devaluation in reais R$ Scenario II - 50%	85.6
Appreciation in Reais R$ Scenario III + 25%	213.99
Appreciation in Reais R$ Scenario IV+ 50%	$ 256.79
Maturity Date Nine [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Cotton
Price	R$/arroba
Market	CBOT
Maturity	Nov. 14, 2023
Probable scenario	$ 143.34
Devaluation in reais R$ Scenario I - 25%	107.51
Devaluation in reais R$ Scenario II - 50%	71.67
Appreciation in Reais R$ Scenario III + 25%	179.18
Appreciation in Reais R$ Scenario IV+ 50%	$ 215.01
Maturity Date Eleven [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Corn
Price	R$/bag
Market	OTC/Stock Exchange
Maturity	Sep. 15, 2022
Probable scenario	$ 87.1
Devaluation in reais R$ Scenario I - 25%	65.33
Devaluation in reais R$ Scenario II - 50%	43.55
Appreciation in Reais R$ Scenario III + 25%	108.88
Appreciation in Reais R$ Scenario IV+ 50%	$ 130.65
Maturity Date Twelve [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Corn
Price	R$/bag
Market	OTC/Stock Exchange
Maturity	Sep. 19, 2022
Probable scenario	$ 87.1
Devaluation in reais R$ Scenario I - 25%	65.33
Devaluation in reais R$ Scenario II - 50%	43.55
Appreciation in Reais R$ Scenario III + 25%	108.88
Appreciation in Reais R$ Scenario IV+ 50%	$ 130.65
Maturity Date Thirteen [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Corn
Price	R$/bag
Market	OTC/Stock Exchange
Maturity	Mar. 15, 2023
Probable scenario	$ 94.63
Devaluation in reais R$ Scenario I - 25%	70.97
Devaluation in reais R$ Scenario II - 50%	47.32
Appreciation in Reais R$ Scenario III + 25%	118.29
Appreciation in Reais R$ Scenario IV+ 50%	$ 141.95
Maturity Date Fourteen [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Corn
Price	R$/bag
Market	OTC/Stock Exchange
Maturity	Sep. 15, 2023
Probable scenario	$ 86.96
Devaluation in reais R$ Scenario I - 25%	65.22
Devaluation in reais R$ Scenario II - 50%	43.48
Appreciation in Reais R$ Scenario III + 25%	108.7
Appreciation in Reais R$ Scenario IV+ 50%	$ 130.44
Maturity Date Sixteen [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	CBOT
Maturity	Jul. 05, 2022
Probable scenario	$ 3,080
Devaluation in reais R$ Scenario I - 25%	2,310
Devaluation in reais R$ Scenario II - 50%	1,540
Appreciation in Reais R$ Scenario III + 25%	3,850
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,620
Maturity Date Seventeen [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	CBOT
Maturity	Aug. 02, 2022
Probable scenario	$ 2,900
Devaluation in reais R$ Scenario I - 25%	2,175
Devaluation in reais R$ Scenario II - 50%	1,450
Appreciation in Reais R$ Scenario III + 25%	3,625
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,350
Maturity Date Eighteen [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	CBOT
Maturity	Sep. 02, 2022
Probable scenario	$ 2,880
Devaluation in reais R$ Scenario I - 25%	2,160
Devaluation in reais R$ Scenario II - 50%	1,440
Appreciation in Reais R$ Scenario III + 25%	3,600
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,320
Maturity Date Nineteen [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	CBOT
Maturity	Oct. 04, 2022
Probable scenario	$ 2,875
Devaluation in reais R$ Scenario I - 25%	2,156.25
Devaluation in reais R$ Scenario II - 50%	1,437.5
Appreciation in Reais R$ Scenario III + 25%	3,593.75
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,312.5
Maturity Date Twenty [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	CBOT
Maturity	Nov. 03, 2022
Probable scenario	$ 2,925
Devaluation in reais R$ Scenario I - 25%	2,193.75
Devaluation in reais R$ Scenario II - 50%	1,462.5
Appreciation in Reais R$ Scenario III + 25%	3,656.25
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,387.5
Maturity Date Twenty One [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	CBOT
Maturity	Dec. 02, 2022
Probable scenario	$ 3,015
Devaluation in reais R$ Scenario I - 25%	2,261.25
Devaluation in reais R$ Scenario II - 50%	1,507.5
Appreciation in Reais R$ Scenario III + 25%	3,768.75
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,522.5
Maturity Date Twenty Two [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	CBOT
Maturity	Jan. 04, 2023
Probable scenario	$ 3,120
Devaluation in reais R$ Scenario I - 25%	2,340
Devaluation in reais R$ Scenario II - 50%	1,560
Appreciation in Reais R$ Scenario III + 25%	3,900
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,680
Maturity Date Twenty Three [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	CBOT
Maturity	Feb. 03, 2023
Probable scenario	$ 3,200
Devaluation in reais R$ Scenario I - 25%	2,400
Devaluation in reais R$ Scenario II - 50%	1,600
Appreciation in Reais R$ Scenario III + 25%	4,000
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,800
Maturity Date Twenty Four [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	CBOT
Maturity	Mar. 03, 2023
Probable scenario	$ 3,200
Devaluation in reais R$ Scenario I - 25%	2,400
Devaluation in reais R$ Scenario II - 50%	1,600
Appreciation in Reais R$ Scenario III + 25%	4,000
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,800
Maturity Date Twenty Five [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	CBOT
Maturity	Apr. 05, 2023
Probable scenario	$ 3,150
Devaluation in reais R$ Scenario I - 25%	2,362.5
Devaluation in reais R$ Scenario II - 50%	1,575
Appreciation in Reais R$ Scenario III + 25%	3,937.5
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,725
Maturity Date Twenty Six [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	OTC/Stock Exchange
Maturity	Jul. 05, 2022
Probable scenario	$ 3,080
Devaluation in reais R$ Scenario I - 25%	2,310
Devaluation in reais R$ Scenario II - 50%	1,540
Appreciation in Reais R$ Scenario III + 25%	3,850
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,620
Maturity Date Twenty Seven [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	OTC/Stock Exchange
Maturity	Aug. 02, 2022
Probable scenario	$ 2,900
Devaluation in reais R$ Scenario I - 25%	2,175
Devaluation in reais R$ Scenario II - 50%	1,450
Appreciation in Reais R$ Scenario III + 25%	3,625
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,350
Maturity Date Twenty Eight [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	OTC/Stock Exchange
Maturity	Sep. 02, 2022
Probable scenario	$ 2,880
Devaluation in reais R$ Scenario I - 25%	2,160
Devaluation in reais R$ Scenario II - 50%	1,440
Appreciation in Reais R$ Scenario III + 25%	3,600
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,320
Maturity Date Twenty Nine [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	OTC/Stock Exchange
Maturity	Sep. 05, 2022
Probable scenario	$ 2,880
Devaluation in reais R$ Scenario I - 25%	2,160
Devaluation in reais R$ Scenario II - 50%	1,440
Appreciation in Reais R$ Scenario III + 25%	3,600
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,320
Maturity Date Thirty [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	OTC/Stock Exchange
Maturity	Oct. 04, 2022
Probable scenario	$ 2,875
Devaluation in reais R$ Scenario I - 25%	2,156.25
Devaluation in reais R$ Scenario II - 50%	1,437.5
Appreciation in Reais R$ Scenario III + 25%	3,593.75
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,312.5
Maturity Date Thirty One [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	OTC/Stock Exchange
Maturity	Nov. 03, 2022
Probable scenario	$ 2,925
Devaluation in reais R$ Scenario I - 25%	2,193.75
Devaluation in reais R$ Scenario II - 50%	1,462.5
Appreciation in Reais R$ Scenario III + 25%	3,656.25
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,387.5
Maturity Date Thirty Two [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	OTC/Stock Exchange
Maturity	Dec. 02, 2022
Probable scenario	$ 3,015
Devaluation in reais R$ Scenario I - 25%	2,261.25
Devaluation in reais R$ Scenario II - 50%	1,507.5
Appreciation in Reais R$ Scenario III + 25%	3,768.75
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,522.5
Maturity Date Thirty Three [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	OTC/Stock Exchange
Maturity	Jan. 04, 2023
Probable scenario	$ 3,120
Devaluation in reais R$ Scenario I - 25%	2,340
Devaluation in reais R$ Scenario II - 50%	1,560
Appreciation in Reais R$ Scenario III + 25%	3,900
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,680
Maturity Date Thirty Four [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	OTC/Stock Exchange
Maturity	Jan. 31, 2023
Probable scenario	$ 3,200
Devaluation in reais R$ Scenario I - 25%	2,400
Devaluation in reais R$ Scenario II - 50%	1,600
Appreciation in Reais R$ Scenario III + 25%	4,000
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,800
Maturity Date Thirty Five [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	OTC/Stock Exchange
Maturity	Feb. 28, 2023
Probable scenario	$ 3,200
Devaluation in reais R$ Scenario I - 25%	2,400
Devaluation in reais R$ Scenario II - 50%	1,600
Appreciation in Reais R$ Scenario III + 25%	4,000
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,800
Maturity Date Thirty Six [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	OTC/Stock Exchange
Maturity	Mar. 31, 2023
Probable scenario	$ 3,150
Devaluation in reais R$ Scenario I - 25%	2,362.5
Devaluation in reais R$ Scenario II - 50%	1,575
Appreciation in Reais R$ Scenario III + 25%	3,937.5
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,725
Maturity Date Thirty Eight [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Fed cattle
Price	R$/bag
Market	OTC/Stock Exchange
Maturity	Oct. 31, 2022
Probable scenario	$ 334.85
Devaluation in reais R$ Scenario I - 25%	251.14
Devaluation in reais R$ Scenario II - 50%	167.43
Appreciation in Reais R$ Scenario III + 25%	418.56
Appreciation in Reais R$ Scenario IV+ 50%	$ 502.28
Maturity Date Fourty [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	USD
Maturity	Jul. 26, 2022
Probable scenario	$ 5.26
Devaluation in reais R$ Scenario I - 25%	3.95
Devaluation in reais R$ Scenario II - 50%	2.63
Appreciation in Reais R$ Scenario III + 25%	6.58
Appreciation in Reais R$ Scenario IV+ 50%	$ 7.89
Maturity Date Fourty One [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	USD
Maturity	Jul. 28, 2022
Probable scenario	$ 5.27
Devaluation in reais R$ Scenario I - 25%	3.95
Devaluation in reais R$ Scenario II - 50%	2.63
Appreciation in Reais R$ Scenario III + 25%	6.58
Appreciation in Reais R$ Scenario IV+ 50%	$ 7.9
Maturity Date Fourty Two [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	USD
Maturity	Oct. 31, 2022
Probable scenario	$ 5.4
Devaluation in reais R$ Scenario I - 25%	4.05
Devaluation in reais R$ Scenario II - 50%	2.7
Appreciation in Reais R$ Scenario III + 25%	6.75
Appreciation in Reais R$ Scenario IV+ 50%	$ 8.09
Maturity Date Fourty Three [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	USD
Maturity	Nov. 23, 2022
Probable scenario	$ 5.42
Devaluation in reais R$ Scenario I - 25%	4.07
Devaluation in reais R$ Scenario II - 50%	2.71
Appreciation in Reais R$ Scenario III + 25%	6.78
Appreciation in Reais R$ Scenario IV+ 50%	$ 8.14
Maturity Date Fourty four [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	USD
Maturity	Jan. 30, 2023
Probable scenario	$ 5.52
Devaluation in reais R$ Scenario I - 25%	4.14
Devaluation in reais R$ Scenario II - 50%	2.76
Appreciation in Reais R$ Scenario III + 25%	6.9
Appreciation in Reais R$ Scenario IV+ 50%	$ 8.28
Maturity Date Fourty five [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	USD
Maturity	May 31, 2023
Probable scenario	$ 5.66
Devaluation in reais R$ Scenario I - 25%	4.25
Devaluation in reais R$ Scenario II - 50%	2.83
Appreciation in Reais R$ Scenario III + 25%	7.08
Appreciation in Reais R$ Scenario IV+ 50%	$ 8.5
Maturity Date Fourty six [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	USD
Maturity	Jun. 30, 2023
Probable scenario	$ 5.7
Devaluation in reais R$ Scenario I - 25%	4.28
Devaluation in reais R$ Scenario II - 50%	2.85
Appreciation in Reais R$ Scenario III + 25%	7.13
Appreciation in Reais R$ Scenario IV+ 50%	$ 8.55
Maturity Date Fourty seven [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	USD
Maturity	Jul. 31, 2023
Probable scenario	$ 5.74
Devaluation in reais R$ Scenario I - 25%	4.31
Devaluation in reais R$ Scenario II - 50%	2.87
Appreciation in Reais R$ Scenario III + 25%	7.18
Appreciation in Reais R$ Scenario IV+ 50%	$ 8.61
Maturity Date Fourty eight [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	USD
Maturity	Nov. 30, 2023
Probable scenario	$ 5.88
Devaluation in reais R$ Scenario I - 25%	4.41
Devaluation in reais R$ Scenario II - 50%	2.94
Appreciation in Reais R$ Scenario III + 25%	7.35
Appreciation in Reais R$ Scenario IV+ 50%	$ 8.82
Maturity Date Fifty [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Interest
Maturity	Aug. 15, 2023
Probable scenario	13.70%
Devaluation in reais R$ Scenario I - 25%	10.28%
Devaluation in reais R$ Scenario II - 50%	6.85%
Appreciation in Reais R$ Scenario III + 25%	17.13%
Appreciation in Reais R$ Scenario IV+ 50%	20.55%
Maturity Date Fifty one [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product	Interest
Maturity	Apr. 17, 2028
Probable scenario	12.74%
Devaluation in reais R$ Scenario I - 25%	9.55%
Devaluation in reais R$ Scenario II - 50%	6.37%
Appreciation in Reais R$ Scenario III + 25%	15.92%
Appreciation in Reais R$ Scenario IV+ 50%	19.11%
Maturity Date Fifty two [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		Soybean
Price		R$/bag
Market		CBOT
Maturity		Aug. 13, 2021
Probable scenario		$ 157.71
Devaluation in reais R$ Scenario I - 25%		118.28
Devaluation in reais R$ Scenario II - 50%		78.86
Appreciation in Reais R$ Scenario III + 25%		197.14
Appreciation in Reais R$ Scenario IV+ 50%		$ 236.57
Maturity Date Fifty three [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		Soybean
Price		R$/bag
Market		CBOT
Maturity		Oct. 22, 2021
Probable scenario		$ 154.29
Devaluation in reais R$ Scenario I - 25%		115.72
Devaluation in reais R$ Scenario II - 50%		77.15
Appreciation in Reais R$ Scenario III + 25%		192.86
Appreciation in Reais R$ Scenario IV+ 50%		$ 231.44
Maturity Date Fifty four [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		Soybean
Price		R$/bag
Market		CBOT
Maturity		Oct. 26, 2021
Probable scenario		$ 150.37
Devaluation in reais R$ Scenario I - 25%		112.78
Devaluation in reais R$ Scenario II - 50%		75.19
Appreciation in Reais R$ Scenario III + 25%		187.96
Appreciation in Reais R$ Scenario IV+ 50%		$ 225.56
Maturity Date Fifty five [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		Soybean
Price		R$/bag
Market		CBOT
Maturity		Nov. 12, 2021
Probable scenario		$ 154.29
Devaluation in reais R$ Scenario I - 25%		115.72
Devaluation in reais R$ Scenario II - 50%		77.15
Appreciation in Reais R$ Scenario III + 25%		192.86
Appreciation in Reais R$ Scenario IV+ 50%		$ 231.44
Maturity Date Fifty six [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		Soybean
Price		R$/bag
Market		CBOT
Maturity		Dec. 27, 2021
Probable scenario		$ 154.37
Devaluation in reais R$ Scenario I - 25%		115.78
Devaluation in reais R$ Scenario II - 50%		77.19
Appreciation in Reais R$ Scenario III + 25%		192.96
Appreciation in Reais R$ Scenario IV+ 50%		$ 231.56
Maturity Date Fifty seven [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		Soybean
Price		R$/bag
Market		CBOT
Maturity		Feb. 18, 2022
Probable scenario		$ 151.39
Devaluation in reais R$ Scenario I - 25%		113.54
Devaluation in reais R$ Scenario II - 50%		75.7
Appreciation in Reais R$ Scenario III + 25%		189.24
Appreciation in Reais R$ Scenario IV+ 50%		$ 227.09
Maturity Date Fifty eight [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		Soybean
Price		R$/bag
Market		CBOT
Maturity		Jun. 24, 2022
Probable scenario		$ 150.37
Devaluation in reais R$ Scenario I - 25%		112.78
Devaluation in reais R$ Scenario II - 50%		75.19
Appreciation in Reais R$ Scenario III + 25%		187.96
Appreciation in Reais R$ Scenario IV+ 50%		$ 225.56
Maturity Date Fifty nine [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		Soybean
Price		R$/bag
Market		CBOT
Maturity		Jun. 28, 2022
Probable scenario		$ 150.37
Devaluation in reais R$ Scenario I - 25%		112.78
Devaluation in reais R$ Scenario II - 50%		75.19
Appreciation in Reais R$ Scenario III + 25%		187.96
Appreciation in Reais R$ Scenario IV+ 50%		$ 225.56
Maturity Date Sixty one [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		Cotton
Price		R$/arroba
Market		CBOT
Maturity		Nov. 12, 2021
Probable scenario		$ 140.44
Devaluation in reais R$ Scenario I - 25%		105.33
Devaluation in reais R$ Scenario II - 50%		70.22
Appreciation in Reais R$ Scenario III + 25%		175.55
Appreciation in Reais R$ Scenario IV+ 50%		$ 210.66
Maturity Date Sixty two [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		Cotton
Price		R$/arroba
Market		CBOT
Maturity		Dec. 08, 2021
Probable scenario		$ 140.44
Devaluation in reais R$ Scenario I - 25%		105.33
Devaluation in reais R$ Scenario II - 50%		70.22
Appreciation in Reais R$ Scenario III + 25%		175.55
Appreciation in Reais R$ Scenario IV+ 50%		$ 210.66
Maturity Date sixty three [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		Cotton
Price		R$/arroba
Market		CBOT
Maturity		Nov. 16, 2022
Probable scenario		$ 128.65
Devaluation in reais R$ Scenario I - 25%		96.49
Devaluation in reais R$ Scenario II - 50%		64.33
Appreciation in Reais R$ Scenario III + 25%		160.81
Appreciation in Reais R$ Scenario IV+ 50%		$ 192.98
Maturity Date sixty Five [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		Corn
Price		R$/bag
Market		CBOT
Maturity		Aug. 27, 2021
Probable scenario		$ 70.81
Devaluation in reais R$ Scenario I - 25%		53.11
Devaluation in reais R$ Scenario II - 50%		35.41
Appreciation in Reais R$ Scenario III + 25%		88.51
Appreciation in Reais R$ Scenario IV+ 50%		$ 106.22
Maturity Date sixty six [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		Corn
Price		R$/bag
Market		CBOT
Maturity		Aug. 31, 2021
Probable scenario		$ 70.81
Devaluation in reais R$ Scenario I - 25%		53.11
Devaluation in reais R$ Scenario II - 50%		35.41
Appreciation in Reais R$ Scenario III + 25%		88.51
Appreciation in Reais R$ Scenario IV+ 50%		$ 106.22
Maturity Date sixty seven [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		Corn
Price		R$/bag
Market		OTC/Stock Exchange
Maturity		Sep. 19, 2022
Probable scenario		$ 80.27
Devaluation in reais R$ Scenario I - 25%		60.2
Devaluation in reais R$ Scenario II - 50%		40.14
Appreciation in Reais R$ Scenario III + 25%		100.34
Appreciation in Reais R$ Scenario IV+ 50%		$ 120.41
Maturity Date Sixty Eight [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		Corn
Price		R$/bag
Market		OTC/Stock Exchange
Maturity		Sep. 15, 2021
Probable scenario		$ 91.5
Devaluation in reais R$ Scenario I - 25%		68.63
Devaluation in reais R$ Scenario II - 50%		45.75
Appreciation in Reais R$ Scenario III + 25%		114.38
Appreciation in Reais R$ Scenario IV+ 50%		$ 137.25
Maturity Date Sixty Nine [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		Corn
Price		R$/bag
Market		OTC/Stock Exchange
Maturity		Sep. 15, 2022
Probable scenario		$ 80.27
Devaluation in reais R$ Scenario I - 25%		60.2
Devaluation in reais R$ Scenario II - 50%		40.14
Appreciation in Reais R$ Scenario III + 25%		100.34
Appreciation in Reais R$ Scenario IV+ 50%		$ 120.41
Maturity Date Seventy One [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		Ethanol
Price		R$/m3
Market		OTC/Stock Exchange
Maturity		Jul. 30, 2021
Probable scenario		$ 2,850
Devaluation in reais R$ Scenario I - 25%		2,137.5
Devaluation in reais R$ Scenario II - 50%		1,425
Appreciation in Reais R$ Scenario III + 25%		3,562.5
Appreciation in Reais R$ Scenario IV+ 50%		$ 4,275
Maturity Date Seventy Two [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		Ethanol
Price		R$/m3
Market		OTC/Stock Exchange
Maturity		Aug. 31, 2021
Probable scenario		$ 2,865
Devaluation in reais R$ Scenario I - 25%		2,148.75
Devaluation in reais R$ Scenario II - 50%		1,432.5
Appreciation in Reais R$ Scenario III + 25%		3,581.25
Appreciation in Reais R$ Scenario IV+ 50%		$ 4,297.5
Maturity Date Seventy Three [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		Ethanol
Price		R$/m3
Market		OTC/Stock Exchange
Maturity		Sep. 30, 2021
Probable scenario		$ 2,867.5
Devaluation in reais R$ Scenario I - 25%		2,150.63
Devaluation in reais R$ Scenario II - 50%		1,433.75
Appreciation in Reais R$ Scenario III + 25%		3,584.38
Appreciation in Reais R$ Scenario IV+ 50%		$ 4,301.25
Maturity Date Seventy Five [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		Fed cattle
Price		R$/bag
Market		OTC/Stock Exchange
Maturity		Oct. 29, 2021
Probable scenario		$ 318
Devaluation in reais R$ Scenario I - 25%		238.5
Devaluation in reais R$ Scenario II - 50%		159
Appreciation in Reais R$ Scenario III + 25%		397.5
Appreciation in Reais R$ Scenario IV+ 50%		$ 477
Maturity Date Seventy Seven [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		USD
Maturity		Jul. 05, 2021
Probable scenario		$ 5.04
Devaluation in reais R$ Scenario I - 25%		3.78
Devaluation in reais R$ Scenario II - 50%		2.52
Appreciation in Reais R$ Scenario III + 25%		6.3
Appreciation in Reais R$ Scenario IV+ 50%		$ 7.56
Maturity Date Seventy Eight [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		USD
Maturity		Jul. 15, 2021
Probable scenario		$ 5.05
Devaluation in reais R$ Scenario I - 25%		3.79
Devaluation in reais R$ Scenario II - 50%		2.52
Appreciation in Reais R$ Scenario III + 25%		6.31
Appreciation in Reais R$ Scenario IV+ 50%		$ 7.57
Maturity Date Seventy Nine [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		USD
Maturity		Jul. 27, 2021
Probable scenario		$ 5.06
Devaluation in reais R$ Scenario I - 25%		3.79
Devaluation in reais R$ Scenario II - 50%		2.53
Appreciation in Reais R$ Scenario III + 25%		6.32
Appreciation in Reais R$ Scenario IV+ 50%		$ 7.58
Maturity Date Eighty [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		USD
Maturity		Aug. 26, 2021
Probable scenario		$ 5.08
Devaluation in reais R$ Scenario I - 25%		3.81
Devaluation in reais R$ Scenario II - 50%		2.54
Appreciation in Reais R$ Scenario III + 25%		6.35
Appreciation in Reais R$ Scenario IV+ 50%		$ 7.62
Maturity Date Eighty One [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		USD
Maturity		Aug. 30, 2021
Probable scenario		$ 5.08
Devaluation in reais R$ Scenario I - 25%		3.81
Devaluation in reais R$ Scenario II - 50%		2.54
Appreciation in Reais R$ Scenario III + 25%		6.35
Appreciation in Reais R$ Scenario IV+ 50%		$ 7.62
Maturity Date Eighty Two [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		USD
Maturity		Aug. 31, 2021
Probable scenario		$ 5.08
Devaluation in reais R$ Scenario I - 25%		3.81
Devaluation in reais R$ Scenario II - 50%		2.54
Appreciation in Reais R$ Scenario III + 25%		6.35
Appreciation in Reais R$ Scenario IV+ 50%		$ 7.62
Maturity Date Eighty Three [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		USD
Maturity		Sep. 28, 2021
Probable scenario		$ 5.11
Devaluation in reais R$ Scenario I - 25%		3.83
Devaluation in reais R$ Scenario II - 50%		2.55
Appreciation in Reais R$ Scenario III + 25%		6.38
Appreciation in Reais R$ Scenario IV+ 50%		$ 7.66
Maturity Date Eighty Four [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		USD
Maturity		Nov. 16, 2021
Probable scenario		$ 5.15
Devaluation in reais R$ Scenario I - 25%		3.86
Devaluation in reais R$ Scenario II - 50%		2.57
Appreciation in Reais R$ Scenario III + 25%		6.44
Appreciation in Reais R$ Scenario IV+ 50%		$ 7.72
Maturity Date Eighty Five [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		USD
Maturity		Nov. 17, 2021
Probable scenario		$ 5.15
Devaluation in reais R$ Scenario I - 25%		3.86
Devaluation in reais R$ Scenario II - 50%		2.58
Appreciation in Reais R$ Scenario III + 25%		6.44
Appreciation in Reais R$ Scenario IV+ 50%		$ 7.73
Maturity Date Eighty Six [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		USD
Maturity		Mar. 31, 2022
Probable scenario		$ 5.28
Devaluation in reais R$ Scenario I - 25%		3.96
Devaluation in reais R$ Scenario II - 50%		2.64
Appreciation in Reais R$ Scenario III + 25%		6.59
Appreciation in Reais R$ Scenario IV+ 50%		$ 7.91
Maturity Date Eighty Seven [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		USD
Maturity		May 10, 2022
Probable scenario		$ 5.32
Devaluation in reais R$ Scenario I - 25%		3.99
Devaluation in reais R$ Scenario II - 50%		2.66
Appreciation in Reais R$ Scenario III + 25%		6.65
Appreciation in Reais R$ Scenario IV+ 50%		$ 7.98
Maturity Date Eighty Eight [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		USD
Maturity		May 25, 2022
Probable scenario		$ 5.33
Devaluation in reais R$ Scenario I - 25%		4
Devaluation in reais R$ Scenario II - 50%		2.67
Appreciation in Reais R$ Scenario III + 25%		6.67
Appreciation in Reais R$ Scenario IV+ 50%		$ 8
Maturity Date Eighty Nine [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		USD
Maturity		Jun. 27, 2022
Probable scenario		$ 5.37
Devaluation in reais R$ Scenario I - 25%		4.03
Devaluation in reais R$ Scenario II - 50%		2.68
Appreciation in Reais R$ Scenario III + 25%		6.71
Appreciation in Reais R$ Scenario IV+ 50%		$ 8.05
Maturity Date Ninety [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		USD
Maturity		Jun. 28, 2022
Probable scenario		$ 5.37
Devaluation in reais R$ Scenario I - 25%		4.03
Devaluation in reais R$ Scenario II - 50%		2.68
Appreciation in Reais R$ Scenario III + 25%		6.71
Appreciation in Reais R$ Scenario IV+ 50%		$ 8.05
Maturity Date Ninety One [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		USD
Maturity		Jun. 30, 2022
Probable scenario		$ 5.37
Devaluation in reais R$ Scenario I - 25%		4.03
Devaluation in reais R$ Scenario II - 50%		2.69
Appreciation in Reais R$ Scenario III + 25%		6.71
Appreciation in Reais R$ Scenario IV+ 50%		$ 8.06
Maturity Date Ninety Two [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		USD
Maturity		Jul. 26, 2022
Probable scenario		$ 5.4
Devaluation in reais R$ Scenario I - 25%		4.05
Devaluation in reais R$ Scenario II - 50%		2.7
Appreciation in Reais R$ Scenario III + 25%		6.75
Appreciation in Reais R$ Scenario IV+ 50%		$ 8.09
Maturity Date Ninety Three [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		USD
Maturity		Jul. 28, 2022
Probable scenario		$ 5.4
Devaluation in reais R$ Scenario I - 25%		4.05
Devaluation in reais R$ Scenario II - 50%		2.7
Appreciation in Reais R$ Scenario III + 25%		6.75
Appreciation in Reais R$ Scenario IV+ 50%		$ 8.1
Maturity Date Ninety Four [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		USD
Maturity		Nov. 23, 2022
Probable scenario		$ 5.52
Devaluation in reais R$ Scenario I - 25%		4.14
Devaluation in reais R$ Scenario II - 50%		2.76
Appreciation in Reais R$ Scenario III + 25%		6.9
Appreciation in Reais R$ Scenario IV+ 50%		$ 8.28
Maturity Date Ninety Five [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		USD
Maturity		Jan. 30, 2023
Probable scenario		$ 5.59
Devaluation in reais R$ Scenario I - 25%		4.19
Devaluation in reais R$ Scenario II - 50%		2.8
Appreciation in Reais R$ Scenario III + 25%		6.99
Appreciation in Reais R$ Scenario IV+ 50%		$ 8.39
Maturity Date Ninety Six [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		USD
Maturity		May 30, 2023
Probable scenario		$ 5.73
Devaluation in reais R$ Scenario I - 25%		4.3
Devaluation in reais R$ Scenario II - 50%		2.87
Appreciation in Reais R$ Scenario III + 25%		7.16
Appreciation in Reais R$ Scenario IV+ 50%		$ 8.6
Maturity Date Ninety Seven [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		USD
Maturity		Jun. 30, 2023
Probable scenario		$ 5.76
Devaluation in reais R$ Scenario I - 25%		4.32
Devaluation in reais R$ Scenario II - 50%		2.88
Appreciation in Reais R$ Scenario III + 25%		7.2
Appreciation in Reais R$ Scenario IV+ 50%		$ 8.65
Maturity Date Ninety Eight [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		USD
Maturity		Jul. 31, 2023
Probable scenario		$ 5.8
Devaluation in reais R$ Scenario I - 25%		4.35
Devaluation in reais R$ Scenario II - 50%		2.9
Appreciation in Reais R$ Scenario III + 25%		7.25
Appreciation in Reais R$ Scenario IV+ 50%		$ 8.7
Maturity Date Ninety Nine [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		USD
Maturity		Mar. 01, 2024
Probable scenario		$ 6.04
Devaluation in reais R$ Scenario I - 25%		4.53
Devaluation in reais R$ Scenario II - 50%		3.02
Appreciation in Reais R$ Scenario III + 25%		7.55
Appreciation in Reais R$ Scenario IV+ 50%		$ 9.06
Maturity Date Hundred [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		USD
Maturity		Apr. 30, 2024
Probable scenario		$ 6.11
Devaluation in reais R$ Scenario I - 25%		4.58
Devaluation in reais R$ Scenario II - 50%		3.05
Appreciation in Reais R$ Scenario III + 25%		7.63
Appreciation in Reais R$ Scenario IV+ 50%		$ 9.16
Maturity Date Hundred and Two [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		Interest
Maturity		Nov. 23, 2021
Probable scenario		6.04%
Devaluation in reais R$ Scenario I - 25%		4.53%
Devaluation in reais R$ Scenario II - 50%		3.02%
Appreciation in Reais R$ Scenario III + 25%		7.55%
Appreciation in Reais R$ Scenario IV+ 50%		9.06%
Maturity Date Hundred and Three [Member]
Financial risk management (Details) - Schedule of assumptions and scenarios [Line Items]
Product		Interest
Maturity		Aug. 15, 2023
Probable scenario		7.66%
Devaluation in reais R$ Scenario I - 25%		5.75%
Devaluation in reais R$ Scenario II - 50%		3.83%
Appreciation in Reais R$ Scenario III + 25%		9.58%
Appreciation in Reais R$ Scenario IV+ 50%		11.49%